FAIR VALUE MEASUREMENTS, Key Inputs into Modified Black-Scholes Model (Details)	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares	Sep. 22, 2020 $ / shares
Key Inputs into Modified Black-Scholes Model [Abstract]
Measurement input	5 years
Public Warrants [Member]
Key Inputs into Modified Black-Scholes Model [Abstract]
Number of securities to be called by each unit (in shares) | shares	0.5
Class A Common Stock [Member]
Key Inputs into Modified Black-Scholes Model [Abstract]
Number of securities to be called by each unit (in shares) | shares	1
Warrants [Member] | Public Warrants and Private Placement Warrants [Member] | Common Stock Price [Member]
Key Inputs into Modified Black-Scholes Model [Abstract]
Measurement input | $ / shares	9.86	10.33	9.51
Warrants [Member] | Public Warrants and Private Placement Warrants [Member] | Expected Term [Member]
Key Inputs into Modified Black-Scholes Model [Abstract]
Measurement input	5 years 3 months	5 years 8 months 23 days	6 years
Warrants [Member] | Public Warrants and Private Placement Warrants [Member] | Exercise Price [Member]
Key Inputs into Modified Black-Scholes Model [Abstract]
Measurement input | $ / shares	11.50	11.50	11.50
Warrants [Member] | Public Warrants and Private Placement Warrants [Member] | Risk Free Rate of Interest [Member]
Key Inputs into Modified Black-Scholes Model [Abstract]
Measurement input	0.0128	0.0047	0.0036
Warrants [Member] | Private Placement Warrants [Member] | Expected Volatility [Member]
Key Inputs into Modified Black-Scholes Model [Abstract]
Measurement input	0.1255	0.1734	0.1740
Warrants [Member] | Private Placement Warrants [Member] | Estimated Probability of Successful Business Combination [Member]
Key Inputs into Modified Black-Scholes Model [Abstract]
Measurement input	1.0000	1.0000	1.0000